THE COMPANY AND BASIS OF PRESENTATION (Tables)	21 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of equity statement information

December 31,
2023
Common shares issued and outstanding - pre-2024 split, 13,206,229 shares	$132
Common shares issued and outstanding - post-2024 split, 825,459 shares	$8
Additional paid-in capital - pre-2024 split	$43,553,399
Additional paid-in capital - post-2024 split	$43,553,523

Schedule of share information reflecting on a retroactive basis the reverse stock splits

Year ended December 31,
2023
Weighted average shares outstanding, basic and diluted - pre-2024 split	8,908,934
Weighted average shares outstanding, basic and diluted - post-2024 split	556,808
Basic and diluted net loss per shares attributable to common stockholders - pre-2024 split	$(0.55)
Basic and diluted net loss per shares attributable to common stockholders - post-2024 split	$(8.82)